Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment consist of the following:

	December 31,
(In thousands)	2014	2013
Land	$46,891	$39,560
Buildings and improvements	231,879	210,388
Machinery, equipment and other	447,951	433,658
Containers	21,268	22,096
Cultivations	86,756	71,491
	834,745	777,193
Accumulated depreciation	(456,091)	(422,637)
	378,654	354,556
Construction in progress	18,375	36,217
	$397,029	$390,773